Note 14 - Stock Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31,
	2012			2011

Expected volatility	140.74%	-	143.23%	133.02%	-	136.30%
Expected dividends		-			-
Expected term (in years)		6.50			6.50
Risk-free rate	0.98%	-	1.04%	2.56%	-	2.87%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Options outstanding at December 31, 2010	6,472,963	0.67
Granted	40,000	0.55
Exercised	(102,000)	0.12
Forfeited	(400,000)	0.50
Expired	(1,331,156)	1.64
Options outstanding at December 31, 2011	4,679,807	0.42
Granted	330,000	0.28
Exercised	(354,000)	0.12
Forfeited	(396,200)	0.31
Expired	(537,607)	1.00
Options outstanding at December 31, 2012	3,722,000	$0.36	6.2	$3
Options exercisable at December 31, 2012	1,866,000	$0.57	4.6	$2
Options unvested at December 31, 2012	1,856,000	$0.15	7.9	$1
Options vested or expected to vest at December 31, 2012	2,978,988	$0.41	5.8	$3

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Options Outstanding				Options Exercisable
Range of Exercise Prices	Numbers of options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.00 - $ 3.00	3,712,000	6.11	$0.35	1,856,000	4.46	$0.55
3.01 - 6.00	10,000	0.32	4.57	10,000	0.32	4.57

Total	3,722,000			1,866,000